Note 3 - Liquidity and Summary of Significant Accounting Policies - Summary Stock Option Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Risk free rate, minimum	1.80%	1.40%
Risk free rate, maximum	2.00%	1.70%
Weighted average expected years until exercise (Year)		6 years 109 days
Expected stock volatility	83.00%
Expected stock volatility, minimum		93.00%
Expected stock volatility, maximum		117.00%
Minimum [Member]
Weighted average expected years until exercise (Year)	4 years 292 days
Maximum [Member]
Weighted average expected years until exercise (Year)	6 years